Financial Assets at FVPL - Summary of Details on Investment in Rocket (Detail) € / shares in Units, ₱ in Millions, € in Millions	12 Months Ended
	Dec. 31, 2020 PHP (₱)	Dec. 31, 2019 PHP (₱)	Dec. 31, 2019 EUR (€) € / shares
Disclosure Of Financial Assets [Line Items]
Total market value as at beginning of the year (in million pesos)	₱ 2,381	₱ 3,128
Closing price per share at end of the year (in Euros) | € / shares			€ 22.10
Total market value as at end of the year (in million Euros)		2,381	€ 42
Net losses recognized during the year (in million pesos)		₱ 89
Disposal of investments	₱ (2,381)